     [GRAPHIC]                  . Allmerica Select Life Plus

                                . Allmerica Select Survivorship VUL




                                     [LOGO]
                                   AllmericA
                                  FINANCIAL(R)

                               Semi-Annual Report

                                 JUNE 30, 2003

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC)

Mark A. Hug, President and CEO
Edward J. Parry III, Senior Vice President and CFO
J. Kendall Huber, Senior Vice President and General Counsel
Robert P. Restrepo, Jr., Senior Vice President
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Vice President and Secretary

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Basic Value Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Capital Development Fund
  AIM V.I. Premier Equity Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Growth and Income Portfolio
  AllianceBernstein Premier Growth Portfolio
  AllianceBernstein Small Cap Value Portfolio
  AllianceBernstein Technology Portfolio
  AllianceBernstein Value Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Opus Investment Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management, L.P.
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund (Co-Sub-Adviser)

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   UBS Global Asset Management (Americas) Inc.
   One North Wacker Drive, Chicago, IL 60606
     Core Equity Fund (Co-Sub-Adviser)

INVESTMENT ADVISERS (CONTINUED)
Deutsche Asset Management Inc.
280 Park Avenue, New York, NY 10017
  Scudder VIT EAFE Equity Index Fund
  Scudder VIT Small Cap Index Fund

Deutsche Investment Management Americas Inc.
345 Park Avenue, New York, NY 10154
  Scudder Technology Growth Portfolio
  SVS Dreman Financial Services Portfolio

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Contrafund Portfolio
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Growth & Income Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Mid Cap Portfolio
  Fidelity VIP Value Strategies Portfolio

Franklin Advisers, Inc.
One Franklin Parkway, San Mateo, CA 94403
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund

Franklin Advisory Services, LLC
One Parker Plaza, Fort Lee, NJ 07024
  FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway, Short Hills, NJ 07078
  FT VIP Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Dynamics Fund
  INVESCO VIF-Health Sciences Fund

Janus Capital Management LLC
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Growth Portfolio
  Janus Aspen Growth and Income Portfolio
  Janus Aspen International Growth Portfolio
  Janus Aspen Mid Cap Growth Portfolio

                              GENERAL INFORMATION



Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Mid Cap Growth Series
  MFS New Discovery Series
  MFS Total Return Series
  MFS Utilities Series

Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer High Income Fund/VA
  Oppenheimer Main Street Fund/VA
  Oppenheimer Multiple Strategies Fund/VA

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Emerging Markets VCT Portfolio
  Pioneer Fund VCT Portfolio
  Pioneer High Yield VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

Templeton Investment Counsel, LLC
500 East Broward Blvd., Fort Lauderdale, FL 33394
  FT VIP Templeton Foreign Securities Fund




One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT LIFE PLUS (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Life Plus sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                           Without Surrender and
                                                                                          Monthly Policy Charges
                                                                                            10 Years    10 Years
                                                          Fund Sub-Account                   or Life  or Life of
                                                     Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                              Date        Date  1 Year 5 Years (if less)   (if less)
----------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                   4/29/85      5/1/01   0.92%  -2.88%     7.67%     -12.39%
AIT Equity Index Fund                                  9/28/90     1/10/00  -0.06%  -1.82%     9.55%      -9.82%
AIT Government Bond Fund                               8/26/91      5/1/01   8.48%   6.82%     6.13%       8.01%
AIT Money Market Fund                                  4/29/85     1/10/00   1.20%   4.13%     4.55%       3.63%
AIT Select Capital Appreciation Fund                   4/28/95     1/10/00   4.63%   5.15%    11.52%      -0.53%
AIT Select Growth Fund                                 8/21/92     1/10/00  -2.60%  -6.64%     6.24%     -17.82%
AIT Select International Equity Fund                    5/2/94     1/10/00 -11.26%  -4.53%     3.61%     -12.08%
AIT Select Investment Grade Income Fund                4/29/85     1/10/00   9.00%   6.51%     6.56%       8.68%
AIT Select Value Opportunity Fund                      4/30/93     1/10/00   0.32%   5.64%    10.81%      10.15%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                         5/1/98      5/1/01  -6.09%  -1.18%    -1.72%     -13.46%
AIM V.I. Blue Chip Fund                               12/29/99      5/1/01  -1.19%     N/A   -14.31%     -14.64%
AIM V.I. Premier Equity Fund                            5/5/93      5/1/01  -2.27%  -3.55%     7.91%     -15.87%
AIM V.I. Basic Value (Series II Shares)                9/10/01      5/1/02  -2.81%     N/A    -5.71%     -11.68%
AIM V.I. Capital Development Fund (Series II Shares)    5/1/98      5/1/02  -5.47%   2.28%     1.25%     -12.42%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and Income Portfolio          1/14/91      5/1/01   3.45%   3.77%    12.06%      -7.85%
AllianceBernstein Premier Growth Portfolio             6/26/92      5/1/01  -3.56%  -4.55%     9.63%     -17.75%
AllianceBernstein Small Cap Value Portfolio             5/1/01      5/1/02  -0.24%     N/A     7.87%      -5.07%
AllianceBernstein Technology Portfolio                 1/11/96      5/1/02  -2.89%  -2.25%     3.99%     -16.97%
AllianceBernstein Value Portfolio                       5/1/01      5/1/02  -0.22%     N/A    -1.68%      -5.46%

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index Fund                     8/22/97      5/1/01 -11.69%  -6.82%    -4.43%     -15.94%
Scudder VIT Small Cap Index Fund                       8/22/97      5/1/01  -1.86%   0.63%     2.12%      -2.92%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT LIFE PLUS (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Life Plus sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                       Without Surrender and
                                                                                      Monthly Policy Charges
                                                                                        10 Years    10 Years
                                                      Fund Sub-Account                   or Life  or Life of
                                                 Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                          Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund Portfolio                   1/3/95      5/1/01   0.12%   2.40%    12.73%      -2.34%
Fidelity VIP Equity-Income Portfolio               10/9/86     1/10/00  -2.03%   0.35%     9.74%      -1.24%
Fidelity VIP Growth & Income Portfolio            12/31/96      5/1/01   8.87%  -0.04%     6.47%      -5.11%
Fidelity VIP Growth Portfolio                      10/9/86     1/10/00  -1.79%  -1.32%     8.62%     -14.51%
Fidelity VIP High Income Portfolio                 9/19/85     1/10/00  26.82%  -3.91%     3.93%      -4.97%
Fidelity VIP Mid Cap Portfolio                    12/28/98      5/1/01  -0.52%     N/A    16.02%       0.98%
Fidelity VIP Value Strategies Portfolio            2/20/02      5/1/02   3.66%     N/A    -2.67%      -7.23%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund    5/1/96      5/1/02   2.17%   1.94%     7.25%      -6.07%
FT VIP Franklin Small Cap Fund                     11/1/95      5/1/01  -2.32%   1.43%     7.60%     -12.23%
FT VIP Franklin Small Cap Value Securities Fund     5/1/98      5/1/02  -6.63%   4.08%     2.15%     -10.62%
FT VIP Mutual Shares Securities Fund               11/8/96      5/1/01   1.03%   4.45%     7.64%      -1.70%
FT VIP Templeton Foreign Securities Fund            5/1/92      5/1/02 -11.80%  -3.31%     7.26%     -12.83%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                          8/25/97      5/1/01   3.02%  -3.73%     0.12%     -18.47%
INVESCO VIF Health Sciences Fund                   5/22/97      5/1/01   2.97%   3.94%     8.59%      -4.75%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                       9/13/93      5/1/00  -3.00%  -3.15%     7.01%     -19.64%
Janus Aspen Growth and Income Portfolio             5/1/98      5/1/01  -5.21%   4.28%     5.25%     -12.14%
Janus Aspen International Growth Portfolio          5/2/94      5/1/01 -10.12%  -2.96%     8.31%     -17.24%
Janus Aspen Mid Cap Growth Portfolio               9/13/93      5/1/01   3.42%  -2.56%     8.24%     -18.17%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                           5/1/00      5/1/02   3.94%     N/A   -17.98%     -13.48%
MFS New Discovery Series                            5/1/98      5/1/02  -5.04%   4.90%     4.49%     -13.07%
MFS Total Return Series                             1/3/95      5/1/02   3.35%   4.49%    10.71%      -0.55%
MFS Utilities Series                                1/3/95      5/1/02  16.68%   0.75%    10.87%       1.88%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT LIFE PLUS (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Life Plus sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                 Without Surrender and
                                                                                Monthly Policy Charges
                                                                                  10 Years    10 Years
                                                 Fund Sub-Account                  or Life  or Life of
                                            Inception   Inception                  of Fund Sub-Account
Sub-Accounts                                     Date        Date 1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA       4/3/85      5/1/02  1.47%   1.22%    10.87%      -9.59%
Oppenheimer Global Securities Fund/VA        11/12/90      5/1/02 -6.59%   5.05%    10.77%     -11.50%
Oppenheimer High Income Fund/VA               4/30/86      5/1/02 15.94%   1.65%     6.30%       8.17%
Oppenheimer Main Street Fund/VA                7/5/95      5/1/02 -3.89%  -3.97%     8.70%      -9.08%
Oppenheimer Multiple Strategies Fund/VA        2/9/87      5/1/02  7.09%   3.61%     8.18%       0.64%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio       10/30/98      5/1/01  6.90%     N/A     5.64%       4.92%
Pioneer Fund VCT Portfolio                   10/31/97      5/1/01 -5.14%  -0.08%     3.11%     -10.62%
Pioneer High Yield VCT Portfolio               5/1/00      5/1/01 17.88%     N/A    11.80%      10.46%
Pioneer Real Estate Shares VCT Portfolio       3/1/95      5/1/01  2.09%   5.60%    10.84%      10.65%

Scudder Variable Series II
Scudder Technology Growth Portfolio            5/3/99      5/1/00  8.03%     N/A    -7.65%     -26.88%
SVS Dreman Financial Services Portfolio        5/4/98      5/1/01  1.64%   2.84%     2.63%       0.88%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94     1/10/00 -8.81%  -5.35%     1.58%     -14.74%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT SURVIVORSHIP VARIABLE UNIVERSAL LIFE (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Survivorship Variable Universal Life sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                           Without Surrender and
                                                                                          Monthly Policy Charges
                                                                                            10 Years    10 Years
                                                          Fund Sub-Account                   or Life  or Life of
                                                     Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                              Date        Date  1 Year 5 Years (if less)   (if less)
----------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                                  4/29/85       5/1/01   0.92% -2.88%     7.67%      -12.39%
AIT Equity Index Fund                                 9/28/90      1/10/00  -0.06% -1.82%     9.55%       -9.82%
AIT Government Bond Fund                              8/26/91       5/1/01   8.48%  6.82%     6.13%        8.01%
AIT Money Market Fund                                 4/29/85      1/10/00   1.20%  4.13%     4.55%        3.63%
AIT Select Capital Appreciation Fund                  4/28/95      1/10/00   4.63%  5.15%    11.52%       -0.53%
AIT Select Growth Fund                                8/21/92      1/10/00  -2.60% -6.64%     6.24%      -17.82%
AIT Select International Equity Fund                   5/2/94      1/10/00 -11.26% -4.53%     3.61%      -12.08%
AIT Select Investment Grade Income Fund               4/29/85      1/10/00   9.00%  6.51%     6.56%        8.68%
AIT Select Value Opportunity Fund                     4/30/93      1/10/00   0.32%  5.64%    10.81%       10.15%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund                        5/1/98       5/1/01  -6.09% -1.18%    -1.72%      -13.46%
AIM V.I. Blue Chip Fund                              12/29/99       5/1/01  -1.19%    N/A   -14.31%      -14.64%
AIM V.I. Premier Equity Fund                           5/5/93       5/1/01  -2.27% -3.55%     7.91%      -15.87%
AIM V.I. Basic Value (Series II Shares)               9/10/01       5/1/02  -2.81%    N/A    -5.71%      -11.68%
AIM V.I. Capital Development Fund (Series II Shares)   5/1/98       5/1/02  -5.47%  2.28%     1.25%      -12.42%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and Income Portfolio         1/14/91       5/1/01   3.45%  3.77%    12.06%       -7.85%
AllianceBernstein Premier Growth Portfolio            6/26/92       5/1/01  -3.56% -4.55%     9.63%      -17.75%
AllianceBernstein Small Cap Value Portfolio            5/1/01       5/1/02  -0.24%    N/A     7.87%       -5.07%
AllianceBernstein Technology Portfolio                1/11/96       5/1/02  -2.89% -2.25%     3.99%      -16.97%
AllianceBernstein Value Portfolio                      5/1/01       5/1/02  -0.22%    N/A    -1.68%       -5.46%

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index Fund                    8/22/97       5/1/01 -11.69% -6.82%    -4.43%      -15.94%
Scudder VIT Small Cap Index Fund                      8/22/97       5/1/01  -1.86%  0.63%     2.12%       -2.92%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT SURVIVORSHIP VARIABLE UNIVERSAL LIFE (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Survivorship Variable Universal Life sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                       Without Surrender and
                                                                                      Monthly Policy Charges
                                                                                        10 Years    10 Years
                                                      Fund Sub-Account                   or Life  or Life of
                                                 Inception   Inception                   of Fund Sub-Account
Sub-Accounts                                          Date        Date  1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Contrafund Portfolio                   1/3/95      5/1/01   0.12%   2.40%    12.73%      -2.34%
Fidelity VIP Equity-Income Portfolio               10/9/86     1/10/00  -2.03%   0.35%     9.74%      -1.24%
Fidelity VIP Growth & Income Portfolio            12/31/96      5/1/01   8.87%  -0.04%     6.47%      -5.11%
Fidelity VIP Growth Portfolio                      10/9/86     1/10/00  -1.79%  -1.32%     8.62%     -14.51%
Fidelity VIP High Income Portfolio                 9/19/85     1/10/00  26.82%  -3.91%     3.93%      -4.97%
Fidelity VIP Mid Cap Portfolio                    12/28/98      5/1/01  -0.52%     N/A    16.02%       0.98%
Fidelity VIP Value Strategies Portfolio            2/20/02      5/1/02   3.66%     N/A    -2.67%      -7.23%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund    5/1/96      5/1/02   2.17%   1.94%     7.25%      -6.07%
FT VIP Franklin Small Cap Fund                     11/1/95      5/1/01  -2.32%   1.43%     7.60%     -12.23%
FT VIP Franklin Small Cap Value Securities Fund     5/1/98      5/1/02  -6.63%   4.08%     2.15%     -10.62%
FT VIP Mutual Shares Securities Fund               11/8/96      5/1/01   1.03%   4.45%     7.64%      -1.70%
FT VIP Templeton Foreign Securities Fund            5/1/92      5/1/02 -11.80%  -3.31%     7.26%     -12.83%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                          8/25/97      5/1/01   3.02%  -3.73%     0.12%     -18.47%
INVESCO VIF Health Sciences Fund                   5/22/97      5/1/01   2.97%   3.94%     8.59%      -4.75%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                       9/13/93      5/1/00  -3.00%  -3.15%     7.01%     -19.64%
Janus Aspen Growth and Income Portfolio             5/1/98      5/1/01  -5.21%   4.28%     5.25%     -12.14%
Janus Aspen International Growth Portfolio          5/2/94      5/1/01 -10.12%  -2.96%     8.31%     -17.24%
Janus Aspen Mid Cap Growth Portfolio               9/13/93      5/1/01   3.42%  -2.56%     8.24%     -18.17%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series                           5/1/00      5/1/02   3.94%     N/A   -17.98%     -13.48%
MFS New Discovery Series                            5/1/98      5/1/02  -5.04%   4.90%     4.49%     -13.07%
MFS Total Return Series                             1/3/95      5/1/02   3.35%   4.49%    10.71%      -0.55%
MFS Utilities Series                                1/3/95      5/1/02  16.68%   0.75%    10.87%       1.88%

Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT SURVIVORSHIP VARIABLE UNIVERSAL LIFE (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Select Survivorship Variable Universal Life sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

                                                                                 Without Surrender and
                                                                                Monthly Policy Charges
                                                                                  10 Years    10 Years
                                                 Fund Sub-Account                  or Life  or Life of
                                            Inception   Inception                  of Fund Sub-Account
Sub-Accounts                                     Date        Date 1 Year 5 Years (if less)   (if less)
------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital Appreciation Fund/VA       4/3/85      5/1/02  1.47%   1.22%    10.87%      -9.59%
Oppenheimer Global Securities Fund/VA        11/12/90      5/1/02 -6.59%   5.05%    10.77%     -11.50%
Oppenheimer High Income Fund/VA               4/30/86      5/1/02 15.94%   1.65%     6.30%       8.17%
Oppenheimer Main Street Fund/VA                7/5/95      5/1/02 -3.89%  -3.97%     8.70%      -9.08%
Oppenheimer Multiple Strategies Fund/VA        2/9/87      5/1/02  7.09%   3.61%     8.18%       0.64%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio       10/30/98      5/1/01  6.90%     N/A     5.64%       4.92%
Pioneer Fund VCT Portfolio                   10/31/97      5/1/01 -5.14%  -0.08%     3.11%     -10.62%
Pioneer High Yield VCT Portfolio               5/1/00      5/1/01 17.88%     N/A    11.80%      10.46%
Pioneer Real Estate Shares VCT Portfolio       3/1/95      5/1/01  2.09%   5.60%    10.84%      10.65%

Scudder Variable Series II
Scudder Technology Growth Portfolio            5/3/99      5/1/00  8.03%     N/A    -7.65%     -26.88%
SVS Dreman Financial Services Portfolio        5/4/98      5/1/01  1.64%   2.84%     2.63%       0.88%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94     1/10/00 -8.81%  -5.35%     1.58%     -14.74%


Returns in the column designated as "Life of Fund" assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  VARIABLE LIFE INSURANCE PRODUCT INFORMATION


Allmerica Select Life Plus and Allmerica Select Survivorship Variable Universal Life

PRODUCT DESCRIPTION
--------------------------------------------------------------------------------
This policy is an individual flexible premium variable life insurance policy with death benefits, policy value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

PAYMENT SCHEDULE
--------------------------------------------------------------------------------
The Policy is flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Policy Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

CASH VALUE ACCESS
--------------------------------------------------------------------------------
The Policy Owner may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

FIXED ACCOUNT INFORMATION
--------------------------------------------------------------------------------
The Policy Owner may allocate part or all of your policy value to the Fixed Account. The Fixed Account is part of our General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

DEATH BENEFIT
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. If the Policy was issued as a Second-to-Die Policy, the Death Benefit will be paid on the death of the last surviving insured.

CHARGES AND FEES
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: This policy provides for a contingent surrender charge which will be deducted if the policy owner requests a partial withdrawal, a full surrender of the policy or decrease in face amount during a surrender charge period.

Monthly Insurance Protection Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

Monthly expense Charge: A monthly expense charge applies for 10 policy years after issue and policy increases.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge, subsequent transfers may be charged a $10 to $25 fee per transfer.

Premium Expense Charge: A charge for state, local, and DAC premium taxes (if any) is deducted from each premium payment. An additional up-front sales load (premium expense charge) may apply.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

Morality and Expense Risk Charge: A charge is assessed on each monthly processing date based on assets in the separate accounts on the prior "monthiversary" as long as the contact is in force. Both current and guaranteed rates vary by policy duration.

To be preceded or accompanied by the current Allmerica Select Product prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Select representative or call 1-800-366-1492.

    Allmerica Select Variable Products are issued by Allmerica Financial Life Insurance and Annuity Company and offered by VeraVest Investments, Inc., member NASD/SIPC.





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                                   AllmericA
                                  FINANCIAL(R)

                        THE ALLMERICA FINANCIAL COMPANIES
                        ---------------------------------
The Hanover Insurance Company . Allmerica Financial Alliance Insurance Company .
  Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc. . AMGRO, Inc. . Financial Profiles, Inc.
     VeraVest Investments, Inc. . VeraVest Investment Advisors, Inc. . Opus Investment Management, Inc. . Allmerica Trust Company, N.A. . First Allmerica
   Financial Life Insurance Company . Allmerica Financial Life Insurance and
                     Annuity Company (all states except NY)




AS-554 (6/03)